Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2026
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
6.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of March 31, 2026 and December 31, 2025 is outlined below:

	March 31, 2026	December 31, 2025
(in USD and thousands)
Air	$340,949	$183,326
Operating, product and administration costs	90,529	66,665
Commissions	80,578	53,863
Credit card fees	60,697	47,458
Debt transaction costs	30,568	29,073
Forward foreign currency contracts	26,484	40,615
Advertising	19,092	15,040
Cash deposits	11,019	20,000
Other	30,727	5,186
Total	$690,643	$461,226

Air increased as of March 31, 2026, compared to December 31, 2025, primarily due to the timing of air ticket purchases and seasonality of the Group’s operations.

For details on forward foreign currency contracts, see Note 15.